Income Tax (Details) $ in Millions	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)
Income Tax [Line Items]
Statutory income tax rate	0.00%	0.00%	0.00%
Tax rate	16.50%	16.50%	16.50%
Profits tax rates	9.80%	9.80%	13.30%
Deferred tax assets (in Dollars)	$ 156,390		$ 205,285
Remaining deferred tax assets (in Dollars)	$ 44,858
Delaware [Member]
Income Tax [Line Items]
Statutory income tax rate	29.70%	29.70%
Federal income tax rate	21.00%	21.00%
Estimated corporate income tax rate	8.70%	8.70%
Hong Kong [Member]
Income Tax [Line Items]
Tax rate	16.50%	16.50%
Profits tax rates	8.25%	8.25%
Assessable profits value	$ 255,787	$ 2
Hong Kong [Member] | Foreign Tax Jurisdiction [Member]
Income Tax [Line Items]
Profits tax rates	16.50%	16.50%
Assessable profits value	$ 255,787